FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          February 13, 2009



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $138,275
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

AAON, Inc.                                COM      360206       568614    11873  X                            568614       0       0
Advisory Board Co.                        COM      00762W107     77141     1720  X                             77141       0       0
Alaska Communications Systems             COM      01167P101     40000      375  X                             40000       0       0
Align Technology, Inc.                    COM      16255101     290839     2545  X                            290839       0       0
AltiGen Communications Inc                COM      21489109     140357      124  X                            140357       0       0
American Dental Partners                  COM      25353103    1323912     9188  X                           1323912       0       0
American Express Company                  COM      025816109     25116      466  X                             25116       0       0
AutoZone Inc.                             COM      53332102       6285      877  X                              6285       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      483  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        174      559  X                               174       0       0
BIDZ.com Inc.                             COM      08883T200   1376546     6332  X                           1376546       0       0
Blue Nile, Inc.                           COM      09578R103     10105      247  X                             10105       0       0
Brookfield Asset Management Inc           COM      112585104     25801      394  X                             25801       0       0
Choice Hotels International               COM      169905106     39536     1188  X                             39536       0       0
Conagra Food Inc                          COM      205887102     10000      165  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1554  X                             30000       0       0
Corporate Executive Board                 COM      21988R102     99086     2186  X                             99086       0       0
Diamond Hill Investment Group Inc.        COM      25264R207    179819    11688  X                            179819       0       0
Emerson Electric Co.                      COM      291011104     12341      452  X                             12341       0       0
Greenlight Capital Re LTD                 CL A     G4095J109    142441     1850  X                            142441       0       0
Hospitality Properties Trust              COM      44106M102     23915      356  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2362028    15141  X                           2362028       0       0
International Assets Holding Corp         COM      459028106   1208722    10371  X                           1208722       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      4600      210  X                              4600       0       0
Leucadia National Corp.                   COM      527288104     23545      466  X                             23545       0       0
Level 3 Communications                    COM      52729N100     14500       10  X                             14500       0       0
Mediware Information Systems              COM      584946107    497685     2389  X                            497685       0       0
Microsoft Corp.                           COM      594918104     33615      653  X                             33615       0       0
Morningstar, Inc.                         COM      617700109     76149     2703  X                             76149       0       0
MSCI, Inc.                                CL A     55354G100     64297     1142  X                             64297       0       0
National Retail Properties, Inc.          COM      637417106     14000      241  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      720  X                             12000       0       0
OneBeacon Insurance Group                 CL A     G67742109    117816     1230  X                            117816       0       0
Penn National Gaming Inc.                 COM      707569109    105257     2250  X                            105257       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155       76  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      177  X                             10000       0       0
Princeton Review, Inc.                    COM      742352107     58086      286  X                             58086       0       0
Rentrak Corp.                             COM      760174102    504014     5942  X                            504014       0       0
Sears Holdings Corp                       COM      812350106     15697      610  X                             15697       0       0
SPDR Series Trust                         IN TR ETF78464A516     10676      581  X                             10676       0       0
Stamps.com                                COM      852857200    777150     7639  X                            777150       0       0
Stratasys Inc.                            COM      862685104    961567    10337  X                            961567       0       0
Tandy Leather Factory Inc.                COM      87538X105   1533282     3297  X                           1533282       0       0
Utah Medical Products                     COM      917488108    268523     5894  X                            268523       0       0
Walgreens Co                              COM      931422109     23598      582  X                             23598       0       0
Washington Post Co.                       CL B     939640108      1261      492  X                              1261       0       0
White Mountains Insurance Group           COM      G9618E107      1539      411  X                              1539       0       0
Winmark Corp                              COM      974250102    810395     9320  X                            810395       0       0
XCEL Energy Inc.                          COM      98389B100     26000      482  X                             26000       0       0